Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants. Annual awards of stock options and RSUs to NEOs are normally approved at the Committee’s regular February meeting, in order that full prior-year performance may be considered, and then the awards are granted effective 10 business days after the Company’s full-year earnings have been released, to better align grant date value with the stockholders’ experience. The Committee also grants RSUs at other dates to newly hired or promoted executives. The Committee does not take material nonpublic information (“MNPI”) into account when determining the timing and terms of stock-based awards and has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Annual awards of stock options and RSUs to NEOs are normally approved at the Committee’s regular February meeting, in order that full prior-year performance may be considered, and then the awards are granted effective 10 business days after the Company’s full-year earnings have been released, to better align grant date value with the stockholders’ experience. The Committee also grants RSUs at other dates to newly hired or promoted executives.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information (“MNPI”) into account when determining the timing and terms of stock-based awards and has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false